Other disclosures - Summary of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	€ 206,874	€ 176,921
Non-trading financial assets mandatorily at fair value through profit or loss	6,166	5,910
Financial assets designated at fair value through profit or loss	9,169	9,773
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	82,270	83,308
Hedging derivatives (assets)	5,413	5,297
Financial liabilities held for trading	133,856	122,270
Financial liabilities designated at fair value through profit or loss	34,493	40,367
Derivative financial liabilities held for hedging	5,535	7,656
Liabilities under insurance contracts	17,592	17,799
Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	77,854	67,842
Non-trading financial assets mandatorily at fair value through profit or loss	2,014	1,765
Financial assets designated at fair value through profit or loss	2,494	2,746
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	63,114	64,631
Financial liabilities held for trading	24,028	20,298
Financial liabilities designated at fair value through profit or loss	0	25
Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	129,020	109,079
Non-trading financial assets mandatorily at fair value through profit or loss	4,152	4,145
Financial assets designated at fair value through profit or loss	6,675	7,027
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	19,156	18,677
Hedging derivatives (assets)	5,413	5,297
Financial liabilities held for trading	109,828	101,972
Financial liabilities designated at fair value through profit or loss	34,493	40,342
Derivative financial liabilities held for hedging	5,535	7,656
Liabilities under insurance contracts	€ 17,592	€ 17,799